Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

	Cost $	Accumulated Depreciation $	September 30, 2014 Net Carrying Value $	December 31, 2013 Net Carrying Value $

Computer hardware	4,323	4,323	-	-
Equipment	21,182	21,182	-	-
Furniture and fixtures	23,653	6,060	17,593	20,892
Demonstration equipment	357,620	-	357,620	157,872
Computer software	392	392	-	-
Leasehold improvements	38,163	9,595	28,568	34,413
	445,333	41,552	403,781	213,177

As at September 30, 2014, demonstration equipment was under construction and was 40% complete.

During the nine month period ended September 30, 2014 and year ended December 31, 2013, the Company recorded no impairment write-downs on the property and equipment.

The Company has $41,848 held in escrow with a lender to finance a purchase order intended to be used for its demonstration asset (Note 10).

NOTE 3 – PROPERTY AND EQUIPMENT

	Cost $	Accumulated Depreciation $	December 31, 2013 Net Carrying Value $	December 31, 2012 Net Carrying Value $

Computer hardware	4,323	4,323	-	124
Equipment	21,182	21,182	-	3,204
Furniture and fixtures	23,653	2,761	20,892	-
Demonstration equipment	157,872	-	157,872	-
Computer software	392	392	-	-
Leasehold improvements	38,163	3,750	34,413	-
	245,585	32,408	213,177	3,328

As at December 31, 2013, demonstration equipment was under construction and therefore no depreciation has been taken.

During the year ended December 31, 2013 and 2012, the Company recorded no impairment write-downs on the property and equipment.